Inventories	12 Months Ended
Mar. 31, 2022
Inventories Disclosure [Abstract]
INVENTORIES
9.	INVENTORIES

Inventories consist of the following:

	March 31, 2023	March 31, 2022
Concentrate inventory	$2,556	$3,199
Stockpile	1,234	1,715
Material and supplies	4,553	4,210
	$8,343	$9,124

The amount of inventories recognized as expense during the year ended March 31, 2023 was $119.4 million (year ended March 31, 2022 - $113.6 million).